Taxation - Summary of Tax Charges in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current year	€ (2,261)	€ (2,206)	€ (2,399)
Over/(under) provided in prior years	9	(61)	245
Current tax (expense) income	(2,252)	(2,267)	(2,154)
Deferred tax
Origination and reversal of temporary differences	22	153	189
Changes in tax rates	7	28	15
Recognition of previously unrecognised losses brought forward	24	18	15
Deferred tax (expense) income	53	199	219
Total tax (expense) income	€ (2,199)	€ (2,068)	€ (1,935)